Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 8 – EMPLOYEE BENEFIT PLANS

The Company has a defined contributory profit-sharing plan which includes provisions of a 401(k) plan. The plan permits employees to make pre-tax contributions up to 15% of the employee’s compensation, not to exceed the limits set by the Internal Revenue Service. The amount of contributions to the plan, including matching contributions, is at the discretion of the Board of Directors. All employees over the age of 21 are eligible to participate in the plan and receive Company contributions after one year of employment. Eligible employees are able to contribute to the Plan at the beginning of the first quarterly period after their date of employment.  Employee contributions vest immediately, and any Company contributions are fully vested after five years. The Company’s contributions are expensed as the cost is incurred, funded currently, and amounted to $538,000,  $445,000 and $445,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

    The Company has a non-qualified supplemental executive retirement plan for the benefit of certain executive officers. At December 31, 2016 and 2015, other liabilities include $1,410,000 and $1,427,000 accrued under the Plan. Compensation expense includes approximately $121,000,  $122,000 and $124,000 relating to the supplemental executive retirement plan for 2016, 2015 and 2014, respectively.  To fund the benefits under this plan, the Company is the owner of single premium life insurance policies on participants in the non-qualified retirement plan. At December 31, 2016 and 2015, the cash value of these policies was $36,133,000 and $18,820,000, respectively.

     As a result of its acquisition of Delaware, the Company has several Supplemental Executive Retirement Plans (“SERPs”) intended as a long-term incentive to designated officers and key employees.  These SERPs provide for annual payments to these individuals after retirement.  The Company’s expense pertaining to these plans amounted to $38,000 in 2016.  At December 31, 2016, other liabilities included $1,563,000 related to these plans.

The Company provides postretirement benefits in the form of split-dollar life arrangements to employees who meet the eligibility requirements. The net periodic postretirement benefit expense included in salaries and employee benefits was $26,000,  $89,000 and $87,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

Through its acquisition of Delaware, the Company also has a plan that provides certain retiring executives, at normal retirement age of 65 or early retirement at age 60, if certain criteria are met, a yearly supplemental benefit at a fixed dollar amount.  The Company expensed $15,000 under this plan in 2016.  At December 31, 2016, the liability under this plan was $602,000.

Through its acquisition of Delaware, the Company also has certain director fee deferral and continuation plans.  These plans allow directors to defer current director fees and provide a benefit payment for a period of five to fifteen years.  The Company expensed $1,000 under these plans in 2016.  At December 31, 2016, the liability under these plans was $413,000.

Certain key executives have change in control agreements with the Company.  These agreements provide certain potential benefits in the event of termination of employment following a change in control.

The Company participates in the Pentegra Mulitemployer Defined Benefit Pension Plan (EIN 13-5645888 and Plan # 333) as a result of its acquisition of North Penn.  As of December 31, 2016 and 2015, the Company’s Plan was 80.0% and 79.9% funded, respectively, and total contributions made are not more than 5% of the total contributions to the Plan.  The Company’s expense related to the Plan was $54,000 in 2016, $48,000 in 2015 and $17,000 in 2014.  During the plan years ending December 31, 2016, 2015 and 2014, the Company made contributions of $54,000,  $48,000 and $17,000, respectively.

As a result of its acquisition of Delaware, the Company is a member of the New York State Bankers Retirement System.  Substantially all full-time employees who were former employees of Delaware are covered under this defined benefit pension plan (the “Delaware Plan”).  The Company’s funding policy is to contribute the minimum required contribution annually.  Pension cost is computed using the projected unit credit actuarial cost method.  Effective December 31, 2012, the Plan was closed to new participants and accrued benefits were frozen.

The following table sets forth the projected benefit obligation and change in plan assets for the defined benefit pension plan at December 31:

(in Thousands of Dollars)	2016

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$-
Projected benefit obligation acquired	(8,843)
Service cost	(28)
Interest cost	(113)
Actuarial loss	662
Benefits paid	238
Benefit obligation at end fo year	$(8,084)

Change in plan assets:

Fair value of plan assets at beginning of year	$-
Fair value acquired	6,932
Actual return on plan assets	12
Benefits paid	(242)
Fair value of assets at end of year	6,702
Funded status at end of year	$(1,382)

      The Plan paid $238,000 in benefit payments in 2016.  Estimated benefit payments under the Plan are expected to be approximately $482,000,  $490,000,  $480,000,  $481,000 and $471,000 for the next five years.  Payments are expected to be approximately $2,263,000 in total for the five-year period ending December 31, 2026.  No contributions were made in 2016.  The Company is not required to make any contributions to the Plan in 2017.The decrease in the projected discount rate contributed approximately $117,000 to the overall increase in the projected benefit obligation for the year ended December 31, 2016.

The accumulated benefit obligation for the deferred benefit pension plan was $8,084,000 at December 31, 2016.

The following table sets forth the amounts recognized in accumulated other comprehensive income (in thousands):

Transition asset	$-
Prior service credit	-
Gain	490
Total	$490

         Net pension cost included the following components:

(in Thousands of Dollars)	2016

Service cost benefits earned during the period	$28
Interest cost on projected benefit obligaion	113
Actual return on assets	(180)
Net amortization and deferral	-

NET PERIODIC PENSION COST	$(39)

         The weighted average assumptions used to determine the benefit obligation at December 31 are as follows:

2016

Discount rate3.90%

    The weighted average assumptions used to determine the net periodic pension cost at December 31 are as follows:

2016

Discount rate	3.18%
Expected long-term return on plan assets	6.50%
Rate of compensation increase	0.00%

          The expected long-term return on plan assets was determined based upon expected returns on individual asset types included in the asset portfolio.

    The Plan’s weighted-average asset allocations at December 31, by asset category, are as follows:

2016

Cash equivalents	6.1%
Equity securities	47.9%
Fixed income securities	42.6%
Other	3.4%
100.00%

The Plan’s overall investment strategy is to achieve a mix of approximately 97 percent of investments for long-term growth and 3 percent for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers.  The target allocation for pension assets is 0 to 20 percent cash equivalents, 40 to 60 percent equity securities, 40 to 60 percent fixed income securities, and 0 to 5 percent other.  Cash equivalents consist primarily of government issues and short-term investment funds.  Equity securities primarily include investments in common stock, depository receipts, preferred stock, and real estate investment trusts.  Fixed income securities include corporate bonds, government issues, mortgaged backed securities, municipals, and other asset backed securities.

The fair value of the Plan’s assets, by asset category, is as follows:

	December 31, 2016
		Quoted Market	Other
		Price in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands of dollars)

Cash equivalents:
Foreign currencies	$11	$11	$-	$-
Short-term investment funds	33	-	33	-
Equity securities:
Common stock	1,430	1,430	-	-
Depository receipts	42	42	-	-
Commingled Pension Trust Fund	1,680	-	1,680	-
Fixed income securities:
Corporate bonds	307	-	307	-
Government issue	1,112	-	1,112	-
Mortgage-backed securities	4	-	4	-
Collateralized mortgage obligations	68	-	68	-
Commingled Pension Trust Fund	1,732	-	1,732	-
Other	283	-	-	283
Total	$6,702	$1,483	$4,936	$283

The following table sets forth a summary of the changes in the Level 3 assets for the year ended December 31, 2016 (in thousands of dollars).

Balance, December 31, 2015$-

Purchase          -

Unrealized gain283

Balance, December 31, 2016$283

FASB authoritative guidance on accounting for deferred compensation and postretirement benefit aspects of endorsement split-dollar life insurance arrangements requires the recognition of a liability and related compensation expense for endorsement split-dollar life insurance that provides a benefit to an employee that extends to postretirement periods.  The life insurance policies purchased for the purpose of providing such benefits do not effectively settle an entity’s obligation to the employee.  Accordingly, the entity must recognize a liability and related compensation expense during the employee’s active service period based on the future cost of insurance to be incurred during the employee’s retirement.  This expense is included in the SERP plan expense for 2016 discussed above.  If the entity has agreed to provide the employee with a death benefit, then the liability for the future death benefit should be recognized by following the FASB authoritative guidance on employer’s accounting for postretirement benefits other than pensions.  The accumulated postretirement benefit obligation was $405,000 at December 31, 2016.